Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

8. Leases

Financing leases as lessee

As of December 31, 2023 and 2024, the Company has financing leases with the financial institutions on its consolidated balance sheets for hire purchase of motor vehicle.

The following table shows financing lease liabilities from the financial institutions, and the associated financial statement line items as follows as of December 31:

	2023	2024	2024
	SGD	SGD	USD
Liabilities
Financing lease liabilities current	16,680	11,121	8,340

Financing lease liabilities non-current	11,120	-	-

As of December 31, 2023 and 2024, leased assets which are included in the “Property, plant and equipment” of the consolidated balance sheet of following as of December 31:

	2023	2024	2024
	SGD	SGD	USD
Motor vehicles at cost	128,000	128,000	96,000
Less: Accumulated depreciation	(87,467)	(113,067)	(84,799)
Motor vehicles, net	40,533	14,933	11,201

Information relating to financing lease activities during the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Financing lease expenses
Depreciation	26,502	25,600	25,600	19,200
Interest on lease liabilities	1,942	1,920	1,920	1,440
Total financing lease expenses	28,444	27,520	27,520	20,640

Maturities of lease liabilities as of December 31, 2024 were as follows:

	SGD	USD
For the year ending December 31,
2025	12,308	9,230
Total lease payments	12,308	9,230
Less: imputed interest	(1,187)	(890)
Total	11,121	8,340

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

The following table shows the weighted-average lease terms and discount rates as of December 31, 2023 and 2024 for finance leases:

	2023	2024
Weighted average remaining lease term (Years)
Finance leases	1.58	0.58
Weighted average discount rate (%)
Finance leases	2.28	2.28

Operating leases

The Company enter a 24 months lease agreement with the related party on January 1, 2024 to rent the warehouse for storage purpose with a monthly rental fee at SGD 60,000 (USD 44,400). As of December 31, 2024, the Company reports operating leases for leasehold buildings on its consolidated balance sheets.

The following table shows operating lease liabilities and the associated financial statement line items:

	2023	2024	2024
	SGD	SGD	USD
Liabilities
Operating lease liabilities – current – related party	-	711,389	533,542
Operating lease liabilities – non current – related party	-	-	-
Total	-	711,389	533,542

As of December 31, 2023 and 2024, “Right-of-use assets, net” consisted of the following:

	2023	2024	2024
	SGD	SGD	USD
Right of use assets – related party	-	1,407,124	1,055,343
Less: Accumulated amortization	-	695,735	521,801
Right of use assets, net – related party	-	711,389	533,542

FBS GLOBAL LIMITED

Notes to Condensed Consolidated Financial Statements (Unaudited)

Information related to operating lease activities during the periods are as follows:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Operating lease expenses
Amortization	-	-	695,735	521,801
Interest of lease liabilities	-	-	24,265	18,199
Total operating lease expenses	-	-	720,000	540,000

Future operating lease payments as of December 31, 2024 are detailed as follows:

	SGD	USD
For the year ending December 31,
2025	720,000	540,000
Total lease payments	720,000	540,000
Less: imputed interest	(8,611)	(6,458)
Present value of operating lease liabilities	711,389	533,542
Less: Current portion	711,389	533,542
Long-term potion of operating lease liabilities	-	-

The following table shows the weighted-average lease terms and discount rates as of December 31, 2023 and 2024 for operating leases:

	2023	2024
Weighted average remaining lease term (Years)
Operating leases	-	1.00
Weighted average discount rate (%)
Operating leases	-	2.25

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements